FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Cash	$ 150,650	$ 121,598	$ 114,841	$ 236,221	$ 150,650	$ 121,598	$ 114,841
Investment securities, available for sale				2,779,255	1,349,408
Other investments				115,660	53,140
Premises and equipment				215,652	125,036
Total assets				13,986,660	8,896,923
Subordinated Debt				170,550	120,000
Other liabilities				156,587	136,994
Total liabilities				11,908,411	7,966,259
Shareholders’ equity				2,078,249	930,664	865,224	809,376
Total liabilities and shareholders’ equity				13,986,660	8,896,923
Income Statement [Abstract]
Noninterest income	103,382	76,142	69,601
Interest Expense	91,147	49,528	33,279
Salaries and employee benefits	188,990	137,240	128,549
Miscellaneous professional services	12,272	15,023	6,303
Income before income taxes and equity in undistributed net earnings of subsidiaries	214,221	116,163	130,731
Income tax expense (benefit)	41,626	19,376	42,205
Net income	172,595	96,787	88,526
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	153,670	104,840	90,663
Operating activities
Net income	172,595	96,787	88,526
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	24,171	12,645	13,037
Stock-based compensation expense	6,219	5,446	5,354
Deferred income taxes	6,267	(4,488)	346
Decrease (increase) in other assets	34,360	(21,455)	(1,108)
Net cash provided by (used in) operating activities	261,398	123,524	142,600
Investing activities
Proceeds from calls and maturities of investment securities	387,351	224,690	186,132
Purchases of investment securities	(852,131)	(723,131)	(396,984)
Net cash provided by (used in) investing activities	(205,837)	(429,452)	(313,348)
Financing activities
Net (decrease) increase in short-term borrowings	30,531	6,653	(130,513)
Cash dividends paid on common stock	(79,655)	(41,178)	(39,125)
Proceeds from exercise of stock options, net of shares purchased	284	341	801
Excess tax benefit on share-based compensation	0	0	264
Net cash provided by (used in) financing activities	30,010	334,980	177,505
Net increase (decrease) in cash	85,571	29,052	6,757
Cash and due from banks at beginning of year	150,650	121,598	114,841
Cash and due from banks at end of year	236,221	150,650	121,598
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	57,719	59,285	106,072	86,878	57,719	$ 59,285	$ 106,072
Investment securities, available for sale				694	442
Subordinated notes from subsidiaries				7,500	7,500
Investment in subsidiaries				2,085,849	970,290
Premises and equipment				1,361	1,378
Other assets				71,817	26,778
Total assets				2,254,099	1,064,107
Subordinated Debt				171,416	118,638
Dividends payable				465	10,965
Other liabilities				3,969	3,840
Total liabilities				175,850	133,443
Shareholders’ equity				2,078,249	930,664
Total liabilities and shareholders’ equity				2,254,099	1,064,107
Income Statement [Abstract]
Interest income	23	6	48
Noninterest income	0	86	2,596
Dividends from subsidiaries	107,340	54,600	52,700
Total income	107,363	54,692	55,344
Interest Expense	8,798	6,152	6,151
Salaries and employee benefits	6,413	5,519	5,445
Miscellaneous professional services	5,130	970	711
Other	5,648	4,819	4,841
Total expenses	25,989	17,460	17,148
Income before income taxes and equity in undistributed net earnings of subsidiaries	81,374	37,232	38,196
Income tax expense (benefit)	(6,687)	(7,080)	(5,302)
Equity in undistributed earnings (loss) of subsidiaries	(84,534)	(52,475)	(45,028)
Net income	172,595	96,787	88,526
Operating activities
Net income	172,595	96,787	88,526
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings (loss) of subsidiaries	(84,534)	(52,475)	(45,028)
Depreciation and amortization	194	193	192
Stock-based compensation expense	6,219	5,446	5,354
Deferred income taxes	739	(360)	584
(Decrease) increase in dividends payable	(10,500)	579	135
Increase (decrease) in other liabilities	9,979	(889)	(389)
Decrease (increase) in other assets	16,346	(6,951)	(9,065)
Net cash provided by (used in) operating activities	111,038	42,330	40,309
Investing activities
Capital contributions to subsidiaries	(3,000)	0	(53,000)
Net cash acquired (paid) from business combinations	11,353	0	0
Proceeds from calls and maturities of investment securities	0	0	5,978
Purchases of investment securities	0	0	(333)
Net cash provided by (used in) investing activities	8,353	0	(47,355)
Financing activities
Net (decrease) increase in short-term borrowings	(8,333)	0	0
Cash dividends paid on common stock	(79,655)	(41,178)	(39,125)
Proceeds from exercise of stock options, net of shares purchased	284	341	801
Excess tax benefit on share-based compensation	0	0	264
Other	(2,528)	(3,059)	(1,681)
Net cash provided by (used in) financing activities	(90,232)	(43,896)	(39,741)
Net increase (decrease) in cash	29,159	(1,566)	(46,787)
Cash and due from banks at beginning of year	57,719	59,285	106,072
Cash and due from banks at end of year	$ 86,878	$ 57,719	$ 59,285
Parent Company [Member] | Commercial Banks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries				2,078,655	970,290
Parent Company [Member] | Nonbanks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries				$ 7,194	$ 0